Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Revenue from External Customers by Product Line
The following presents net sales by product line:

	2013	2012	2011
Stainless and electrical	$1,705.3	$1,898.9	$2,188.9
Carbon	3,643.4	3,789.6	4,009.5
Tubular	220.7	243.6	247.7
Other	1.0	1.6	21.9
Total	$5,570.4	$5,933.7	$6,468.0

Schedule of Percentage of Net Sales by Market
The following sets forth the percentage of the Company’s net sales attributable to various markets:

	2013	2012	2011
Automotive	51%	45%	36%
Infrastructure and Manufacturing	20%	23%	24%
Distributors and Converters	29%	32%	40%